                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-5689

                        SCUDDER MULTI-MARKET INCOME TRUST
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                             222 S. RIVERSIDE PLAZA
                               CHICAGO, IL 60606
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                            --------------

                                  John Millette
                  Deutsche Investment Management Americas Inc.
                    Two International Place, Boston, MA 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        11/30

Date of reporting period:       5/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Multi-Market Income Trust

Semiannual Report to Shareholders

May 31, 2003

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Shareholder Meeting Results

<Click Here> Dividend Reinvestment Plan

<Click Here> Additional Information

<Click Here> Privacy Statement

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary May 31, 2003

Average Annual Total Returns
	6-Month++	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	19.14%	16.41%	10.17%	5.97%	7.58%
Based on Market Price	25.39%	16.97%	14.66%	8.91%	7.84%
CS First Boston High Yield Index(b)	15.37%	13.25%	6.71%	3.30%	6.98%
CS First Boston High Yield Index (50%), Lehman Brothers Treasury Index (25%), Citigroup Non-US World Government Bond Currency Hedged Index (15%), J.P. Morgan Emerging Markets Bond Index Plus (10%)(b)	12.39%	14.57%	8.86%	6.01%	8.15%

++ Total returns shown for periods less than one year are not annualized.
Net Asset Value and Market Price
	As of 5/31/03	As of 11/30/02
Net Asset Value	$ 8.52	$ 7.52
Market Price	$ 8.74	$ 7.33

Distribution Information
Six Months: Income Dividends	$ .39
May Income Dividend	$ .0615
Current Annualized Distribution Rate (based on Net Asset Value)+	8.66%
Current Annualized Distribution Rate (based on Market Price)+	8.44%

Notes to Performance Summary

a Total investment returns reflect changes in net asset value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.
b CS First Boston High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the global high-yield debt market. Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. Citigroup Non-USD World Government Bond Currency Hedged Index is an unmanaged foreign securities index representing major government bond markets other than the US. J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index tracking total returns for traded external currency-denominated debt instruments in the emerging markets: Brady bonds, loans, Eurobonds and US dollar-denominated local market instruments. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2003. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical and will fluctuate.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate.

Investments in funds involve risk. Some funds have more risk than others. These include funds that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in emerging market countries).

Portfolio Management Review

In the following interview, Jan C. Faller, lead portfolio manager of Scudder Multi-Market Income Trust, discusses market conditions and the Trust's investment strategy during the six-month period ended May 31, 2003.

Q: How would you characterize the market environment during the six months ended May 31, 2003?

A: At a time when central banks around the world have changed interest rates very little, both emerging-market and high-yield debt provided strong returns. In emerging markets, the biggest story - and, by far, the best performer - was Brazil. At the beginning of the period, the country elected a new president, Luiz Inacio Lula da Silva. Since then, the new government has pleasantly surprised investors with its political appointments and statements relating to economic stimulus and debt management. As a result, prices of Brazilian debt rose substantially, while other emerging markets rallied with Brazil.

The high-yield market, meanwhile, benefited from the fact that investors saw it as an opportunity to earn higher yields than they could get from Treasury securities or investment-grade corporate bonds albeit with greater risks. Also, an increase in popularity of these securities helped to fuel the high-yield market and suggested that investors now believed that prices of high-yield debt had been depressed to the point that it had become a good value. Moreover, as people became concerned that interest rates might rise, they did not want to be in Treasuries, because they believed Treasury prices would decline if rates rose. This gave them another reason to consider the high-yield market, as certain market participants believe that high-yield securities would be less price sensitive to a rise in rates than would Treasury securities in general. We have seen some evidence of this attitude in the past several months as mutual fund companies have reported relatively large inflows into high-yield funds.

Q: How did the Trust perform over this period?

A: Over the six-month period ended May 31, 2003, the Trust's total return was 25.39% based on its market value. The Trust's return based on its net asset value was 19.14%. This compares with a 20.60% return for the typical peer in the Lipper General Bond Funds category for closed-end funds (based on net asset value) during the period.1

1 The general bond funds category for closed-end funds as defined by Lipper Inc. are those closed-end bond funds that do not have quality or maturity restrictions and intend to keep the bulk of assets in corporate and government debt issues. Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper Inc. as falling into the category indicated.

Q: What impact have your stakes in various asset classes had on the Trust's performance?

A: The Trust's emerging-markets and high-yield bond allocation were each about 50% of assets. The Trust's relatively large positions in both of these asset classes contributed to performance. High-yield bonds aided returns, as investors sought out the higher yields offered by such securities. In emerging markets, Brazil made an important positive contribution to performance. We also had some exposure to Argentina. Last year, the Argentine economy was so weak that it seemed that it could only improve. In fact, we finally did begin to see some signs of stability, and our position in Argentina worked in our favor. We believe the environment for most emerging markets has been relatively positive. Two exceptions were Venezuela and Turkey. Venezuela continues to experience political turmoil and sharply reduced oil exports. Turkey's refusal to allow US troops to use the country as a staging area prior to the war with Iraq resulted in an aid package from the International Monetary Fund that was much smaller than investors expected. However, we think both of these are isolated situations and expect them to have almost no impact on other emerging markets.

Q: What are your performance goals for the Trust?

A: While no one can guarantee future performance, our goal is to generate relatively high current income. On a long-term basis, we seek returns that are above those of the average fund in our peer group. We believe that our investment discipline has the potential to help us achieve that goal.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary May 31, 2003

Asset Allocation	5/31/03	11/30/02

Emerging Market Bonds	44%	56%
High-Yield Corporate Bonds	51%	39%
Other	4%	4%
US Government Agency Pass-Thrus	1%	1%
	100%	100%

Quality	5/31/03	11/30/02

Government and Agency	1%	5%
A	1%	-
BBB	12%	13%
BB	31%	28%
B	38%	44%
Below B	16%	9%
Not rated	1%	1%
	100%	100%

Interest Rate Sensitivity	5/31/03	11/30/02

Average Maturity	11.6 years	11.8 years
Duration	6.3 years	5.5 years

Asset allocation, quality and interest rate sensitivity are subject to change.

For more complete details about the fund's investment portfolio, see page 10. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio as of May 31, 2003 (Unaudited)

	Principal Amount ($)(c)	Value ($)

Corporate Bonds 49.2%
Consumer Discretionary 16.6%
Adelphia Communications Corp.:
7.75%, 1/15/2009*	55,000	30,250
10.25%, 6/15/2011*	195,000	110,175
Advantica Restaurant Co.:
11.25%, 1/15/2008	113,638	85,513
12.75%, 9/30/2007	95,000	97,375
American Achieve Corp., 11.625%, 1/1/2007	355,000	383,844
American Lawyer Media, Inc., Series B, 9.75%, 12/15/2007	405,000	342,225
Ameristar Casino, Inc., 10.75%, 2/15/2009	425,000	471,750
Avondale Mills, Inc., 10.25%, 5/1/2006	480,000	484,800
Boca Resorts, Inc., 9.875%, 4/15/2009	715,000	765,050
Buffets, Inc., 11.25%, 7/15/2010	320,000	304,000
Central Garden & Pet Co., 9.125%, 2/1/2013	105,000	111,038
Charter Communications Holdings LLC:
8.25%, 4/1/2007	75,000	54,750
8.625%, 4/1/2009	340,000	244,800
Step-up Coupon, 0% to 1/15/2007, 12.125% to 1/15/2012	90,000	39,150
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011	505,000	234,825
Choctaw Resort Development Enterprises, 9.25%, 4/1/2009	360,000	386,100
Chumash Casino & Resort Enterprise, 9.0%, 7/15/2010	175,000	187,688
Cinemark USA, Inc.:
8.5%, 8/1/2008	385,000	396,550
9.0%, 2/1/2013	435,000	467,625
Circus & Eldorado, 10.125%, 3/1/2012	455,000	433,956
CKE Restaurants, Inc., 9.125%, 5/1/2009	270,000	253,800
CSC Holdings, Inc., 7.875%, 12/15/2007	270,000	277,425
Dex Media East LLC/ Financial:
9.875%, 11/15/2009	250,000	282,500
12.125%, 11/15/2012	520,000	608,400
DIMON, Inc.:
7.75%, 6/1/2013	325,000	327,438
Series B, 9.625%, 10/15/2011	600,000	658,500
Dyersburg Corp., Series B, 9.75%, 9/1/2007*	1,085,000	109
EchoStar Communications Corp., 9.375%, 2/1/2009	575,000	615,969
Eldorado Resorts LLC, 10.5%, 8/15/2006	545,000	546,363
Finlay Fine Jewelry Corp., 8.375%, 5/1/2008	340,000	346,800
Guitar Center Management, 11.0%, 7/1/2006	1,645,000	1,682,013
Hard Rock Hotel, Inc.:
8.875%, 6/1/2013	75,000	77,063
9.25%, 4/1/2005	50,000	51,250
Herbst Gaming, Inc., 10.75%, 9/1/2008	695,000	759,288
Hines Horticulture, Inc., Series B, 12.75%, 10/15/2005	777,000	819,735
HLI Operating Co., Inc., 10.5%, 6/15/2010	315,000	322,875
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008*	150,000	15
Insight Communications Co., Inc., Step-up Coupon, 0% to 2/15/2006, 12.25% to 2/15/2011	160,000	123,200
Interep National Radio Sales, Inc., 10.0%, 7/1/2008	520,000	421,200
International Game Technology, 8.375%, 5/15/2009	525,000	631,313
Intrawest Corp., 10.5%, 2/1/2010	260,000	278,200
Jacobs Entertainment Co., 11.875%, 2/1/2009	290,000	304,500
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	425,000	433,500
Kellwood Co., 7.625%, 10/15/2017	100,000	93,500
Kindercare Learning Centers, Inc., 9.5%, 2/15/2009	590,000	590,000
Krystal, Inc., 10.25%, 10/1/2007	210,000	193,200
Laidlaw International, Inc., 10.75%, 6/15/2011	240,000	244,800
Levi Strauss & Co., 12.25%, 12/15/2012	325,000	271,375
Lin Television Corp., 6.5%, 5/15/2013	100,000	100,000
MGM Mirage, Inc., 9.75%, 6/1/2007	485,000	534,106
MTR Gaming Group, 9.75%, 4/1/2010	100,000	103,750
National Vision, Inc., 12.0%, 3/30/2009	760,310	413,419
Old Evangeline Downs, 13.0%, 3/1/2010	155,000	156,938
Park Place Entertainment Corp.:
7.0%, 4/15/2013	125,000	129,063
8.875%, 9/15/2008	50,000	54,250
9.375%, 2/15/2007	615,000	668,813
Petro Stopping Centers, 10.5%, 2/1/2007	920,000	929,200
PRIMEDIA, Inc.:
7.625%, 4/1/2008	180,000	177,750
8.0%, 5/15/2013	65,000	65,325
8.875%, 5/15/2011	255,000	266,475
Remington Arms Co., 10.5%, 2/1/2011	300,000	300,750
Remington Product Co. LLC, Series D, 11.0%, 5/15/2006	165,000	165,825
Renaissance Media Group, 10.0%, 4/15/2008	490,000	461,825
Rent-A-Center, Inc., 7.5%, 5/1/2010	145,000	148,263
Rent-Way, Inc., 11.875%, 6/15/2010	205,000	205,513
Restaurant Co., 11.25%, 5/15/2008	260,582	200,974
Rite Aid Corp.:
6.125%, 12/15/2008	150,000	130,500
6.875%, 8/15/2013	400,000	337,000
9.25%, 6/1/2013	50,000	48,000
Rogers Cablesystems Ltd., 10.0%, 3/15/2005	95,000	101,650
Samsonite Corp., 10.75%, 6/15/2008	890,000	890,000
Schuler Homes, Inc.:
9.375%, 7/15/2009	330,000	361,350
10.5%, 7/15/2011	345,000	386,400
Scientific Games Corp., 12.5%, 8/15/2010	167,000	191,215
Sealy Mattress Co.:
9.875%, 12/15/2007	120,000	114,600
Series B, 9.875%, 12/15/2007	20,000	19,100
Service Corp. International, 7.7%, 4/15/2009	355,000	358,550
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	605,000	640,544
8.75%, 12/15/2011	85,000	92,544
Six Flags, Inc.:
8.875%, 2/1/2010	375,000	357,656
9.5%, 2/1/2009	75,000	74,813
9.75%, 4/15/2013	280,000	280,700
Sonic Automotive, Inc., 11.0%, 8/1/2008	490,000	516,950
Speedway Motorsports, Inc., 6.75%, 6/1/2013	50,000	51,250
Starwood Hotels, 7.875%, 5/1/2012	120,000	127,200
Transwestern Publishing, Series F, 9.625%, 11/15/2007	545,000	566,119
Turning Stone Casino Entertainment, 9.125%, 12/15/2010	70,000	73,763
Unisys Corp., 6.875%, 3/15/2010	70,000	72,100
Venetian Casino Resort LLC, 11.0%, 6/15/2010	445,000	486,719
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	440,000	444,400
Wynn Las Vegas Corp., 12.0%, 11/1/2010	50,000	54,125
XM Satellite Radio, Inc., Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009	155,000	111,988
		28,817,270
Consumer Staples 1.7%
Agrilink Foods, Inc., 11.875%, 11/1/2008	610,000	660,325
Elizabeth Arden, Inc., Series B, 11.75%, 2/1/2011	490,000	539,000
La Petite Academy, Inc., 10.0%, 5/15/2008	435,000	256,650
Michael Foods, Inc., Series B, 11.75%, 4/1/2011	105,000	118,650
Salton, Inc.:
10.75%, 12/15/2005	185,000	175,750
12.25%, 4/15/2008	140,000	131,600
Smithfield Foods, Inc., 7.75%, 5/15/2013	165,000	169,125
Stater Brothers Holdings, Inc., 10.75%, 8/15/2006	650,000	685,750
Swift & Co., 10.125%, 10/1/2009	175,000	172,375
		2,909,225
Energy 5.6%
ANR Pipeline Co., 8.875%, 3/15/2010	100,000	108,500
Avista Corp., 9.75%, 6/1/2008	1,095,000	1,209,975
Chesapeake Energy Corp.:
7.5%, 9/15/2013	55,000	57,200
8.125%, 4/1/2011	75,000	79,500
Citgo Petroleum Corp., 11.375%, 2/1/2011	865,000	964,475
Coastal Corp., 6.5%, 6/1/2008	80,000	67,300
Continental Resources, Inc., 10.25%, 8/1/2008	500,000	492,500
Edison Mission Energy, 7.73%, 6/15/2009	920,000	754,400
El Paso Corp., 7.375%, 12/15/2012	130,000	107,900
Frontier Escrow Corp., 8.0%, 4/15/2013	135,000	138,713
Key Energy Services, Inc., 6.375%, 5/1/2013	100,000	101,250
Nevada Power Co., 10.875%, 10/15/2009	95,000	104,738
Newpark Resources, Inc., 8.625%, 12/15/2007	310,000	311,550
On Semiconductor Corp., 13.0%, 5/15/2008	275,000	266,750
Panhandle Eastern Pipe Line:
7.2%, 8/15/2024	145,000	136,300
7.95%, 3/15/2023	235,000	240,288
Parker & Parsley, 8.25%, 8/15/2007	60,000	68,250
Parker Drilling Co., Series B, 10.125%, 11/15/2009	395,000	423,638
Pemex Project Funding Master Trust, 8.625%, 2/1/2022	700,000	813,750
Pen Holdings, Inc., Series B, 9.875%, 6/15/2008*	90,000	9,000
Pioneer Natural Resources Co.:
6.5%, 1/15/2008	145,000	156,840
7.5%, 4/15/2012	165,000	187,866
9.625%, 4/1/2010	415,000	510,944
Southern Natural Gas, 8.875%, 3/15/2010	160,000	173,600
Stone Energy Corp., 8.75%, 9/15/2007	285,000	296,400
Transocean, Inc., 9.5%, 12/15/2008	60,000	78,395
Trico Marine Services, 8.875%, 5/15/2012	500,000	425,000
Westar Energy, Inc., 7.875%, 5/1/2007	350,000	390,250
Westport Resources Corp., 8.25%, 11/1/2011	640,000	694,400
Williams Co., Inc., 8.75%, 3/15/2032	135,000	129,600
Williams Holdings of Delaware, Inc., 6.5%, 12/1/2008	195,000	179,400
		9,678,672
Financials 2.8%
Ahold Finance USA, Inc., 6.25%, 5/1/2009	570,000	521,550
Americredit Corp.:
9.25%, 5/1/2009	170,000	149,600
9.875%, 4/15/2006	225,000	207,000
Capstar Hotel Co., 8.75%, 8/15/2007	105,000	85,575
CBRE Escrow, Inc., 9.75%, 5/15/2010	315,000	327,600
Farmers Exchange Capital:
7.05%, 7/15/2028	50,000	42,657
7.2%, 7/15/2048	90,000	72,650
Farmers Insurance Exchange, 8.625%, 5/1/2024	180,000	165,600
FRD Acquisition Co., Series B, 12.5%, 7/15/2004*	80,000	0
Global Exchange Services, LIBOR plus 9.0%, 10.286%**, 7/15/2008	370,000	351,500
LaBranche & Co., Inc., 12.0%, 3/2/2007	565,000	644,100
PCA LLC/ PCA Finance Corp., 11.875%, 8/1/2009	140,000	152,600
PEI Holdings, Inc., 11.0%, 3/15/2010	270,000	294,300
Qwest Capital Funding, Inc.:
5.875%, 8/3/2004	200,000	191,500
7.0%, 8/3/2009	50,000	42,250
7.75%, 8/15/2006	205,000	185,525
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	140,000	158,550
TCI Communication Finance, 9.65%, 3/31/2027	50,000	58,500
Thornburg Mortgage, Inc., 8.0%, 5/15/2013	435,000	432,825
Trump Holdings & Funding, 11.625%, 3/15/2010	180,000	165,600
Universal City Development, 11.75%, 4/1/2010	435,000	463,275
Xerox Credit Corp., 7.0%, 6/9/2003	205,000	205,000
		4,917,757
Health Care 1.3%
Ameripath, Inc., 10.5%, 4/1/2013	130,000	135,200
AmerisourceBergen Corp., 7.25%, 11/15/2012	195,000	210,600
HEALTHSOUTH Corp., 7.625%, 6/1/2012	245,000	165,375
HMP Equity Holdings Corp., Zero Coupon, 5/15/2008	260,000	123,500
Magellan Health Services, Inc., 9.375%, 11/15/2007*	210,000	193,725
Mariner Post-Acute Network, Inc., Series B, 10.5%, 8/1/2006	510,000	511,275
Province Healthcare Co., 7.5%, 6/1/2013	60,000	60,000
Radiologix, Inc., 10.5%, 12/15/2008	105,000	95,025
Sybron Dental Specialties, 8.125%, 6/15/2012	100,000	104,000
Tenet Healthcare Corp.:
6.375%, 12/1/2011	215,000	209,088
7.375%, 2/1/2013	260,000	265,850
Vanguard Health Systems, Inc., 9.75%, 8/1/2011	115,000	120,463
		2,194,101
Industrials 7.9%
Allied Waste North America, Inc.:
7.875%, 4/15/2013	50,000	50,500
Series B, 8.5%, 12/1/2008	460,000	484,150
9.25%, 9/1/2012	65,000	69,713
Series B, 10.0%, 8/1/2009	1,120,000	1,177,400
Ami Semiconductor, Inc., 10.75%, 2/1/2013	85,000	93,288
AutoNation, Inc., 9.0%, 8/1/2008	465,000	506,850
Browning-Ferris Industries:
7.4%, 9/15/2035	205,000	179,375
9.25%, 5/1/2021	80,000	85,600
Buckeye Technologies, Inc., 8.25%, 12/15/2005	265,000	258,375
Chukchansi Economic Development Authority, 14.5%, 6/15/2009	110,000	115,500
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	210,000	214,200
Collins & Aikman Products, 10.75%, 12/31/2011	270,000	232,200
Congoleum Corp., 8.625%, 8/1/2008	240,000	151,200
Corrections Corp. of America:
7.5%, 5/1/2011	165,000	168,713
9.875%, 5/1/2009	320,000	354,400
CP Ships Ltd., 10.375%, 7/15/2012	185,000	206,275
Dana Corp.:
7.0%, 3/1/2029	365,000	308,425
10.125%, 3/15/2010	380,000	414,200
Day International Group, Inc.:
9.5%, 3/15/2008	50,000	45,500
11.125%, 6/1/2005	390,000	396,825
DeCrane Aircraft Holdings, Inc., Series B, 12.0%, 9/30/2008	380,000	133,000
Delta Air Lines, Inc.:
7.7%, 12/15/2005	85,000	70,125
7.9%, 12/15/2009	130,000	93,600
Eagle-Picher Industries, Inc., 9.375%, 3/1/2008	265,000	241,150
Equistar Chemicals LP, 10.125%, 9/1/2008	260,000	263,900
Evergreen International Aviation, 12.0%, 5/15/2010	195,000	187,688
Flextronics International Ltd., 6.5%, 5/15/2013	430,000	418,175
Flowserve Corp., 12.25%, 8/15/2010	129,000	148,350
Golden State Petroleum Transportation, 8.04%, 2/1/2019	215,000	201,083
Goodyear Tire & Rubber Co., 7.857%, 8/15/2011	115,000	82,800
Grove Holdings LLC, 11.625%, 5/1/2009*	100,000	10
Grove Investors, Inc., 14.5%, 5/1/2010*	229,720	0
GS Technologies:
12.0%, 9/1/2004*	76,805	4,224
12.25%, 10/1/2005*	1,610,000	88,550
Hercules, Inc., 11.125%, 11/15/2007	656,000	747,840
Hornbeck Offshore Services, Inc., 10.625%, 8/1/2008	135,000	146,475
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	300,000	328,500
ISP Holdings, Inc., Series B, 10.625%, 12/15/2009	70,000	71,050
Kansas City Southern:
7.5%, 6/15/2009	220,000	222,200
9.5%, 10/1/2008	245,000	262,150
Lyondell Chemicals Co., 10.5%, 6/1/2013	100,000	99,250
Meritage Corp., 9.75%, 6/1/2011	140,000	154,700
Metaldyne Corp., 11.0%, 6/15/2012	185,000	142,450
Millennium America, Inc.:
7.0%, 11/15/2006	810,000	810,000
7.625%, 11/15/2026	160,000	150,400
9.25%, 6/15/2008	480,000	518,400
Motors and Gears, Inc., 10.75%, 11/15/2006	135,000	118,125
Overseas Shipholding Group, 8.75%, 12/1/2013	160,000	168,800
Plainwell, Inc., Series B, 11.0%, 3/1/2008*	335,000	6,700
Republic Engineered Products LLC, 10.0%, 8/16/2009*	137,412	34,353
Resolution Performance Products LLC, 13.5%, 11/15/2010	935,000	939,675
Tech Olympic USA, Inc., 10.375%, 7/1/2012	215,000	224,675
Tenneco Automotive, Inc., 11.625%, 10/15/2009	410,000	366,950
The Brickman Group LTD., 11.75%, 12/15/2009	185,000	205,813
United Rentals, Inc., Series B, 9.0%, 4/1/2009	120,000	112,200
Universal Compression, Inc., 7.25%, 5/15/2010	50,000	51,000
Xerox Corp.:
5.5%, 11/15/2003	205,000	204,488
9.75%, 1/15/2009	250,000	273,125
		13,804,663
Information Technology 1.1%
Lucent Technologies, Inc.:
5.5%, 11/15/2008	1,175,000	1,010,500
6.45%, 3/15/2029	160,000	112,000
Riverwood International Corp., 10.875%, 4/1/2008	620,000	637,825
Titan Corp., 8.0%, 5/15/2011	250,000	256,875
		2,017,200
Materials 6.0%
ARCO Chemical Co.:
9.8%, 2/1/2020	710,000	624,800
10.25%, 11/1/2010	170,000	164,050
Caraustar Industries, Inc., 9.875%, 4/1/2011	450,000	459,000
Cascades, Inc., 7.25%, 2/15/2013	275,000	283,938
Crown Cork & Seal, 8.0%, 4/15/2023	205,000	144,525
Dan River, Inc., 12.75%, 4/15/2009	215,000	215,000
Dayton Superior Corp., 13.0%, 6/15/2009	410,000	350,550
DIMAC Corp., 12.5%, 10/1/2008*	1,030,000	10,300
Equistar Chemical/ Funding Corp., 10.625%, 5/1/2011	120,000	121,800
Equistar Chemicals LP, 8.75%, 2/15/2009	1,685,000	1,600,750
Fibermark, Inc., 10.75%, 4/15/2011	425,000	433,500
Foamex LP, 10.75%, 4/1/2009	325,000	260,000
Fonda Group, 9.5%, 3/1/2007	320,000	156,800
Georgia-Pacific Corp.:
7.375%, 7/15/2008	235,000	232,650
7.7%, 6/15/2015	620,000	564,200
8.0%, 1/15/2014	365,000	361,350
8.875%, 2/1/2010	490,000	509,600
8.875%, 5/15/2031	655,000	609,150
9.375%, 2/1/2013	220,000	233,200
Graham Packaging Co., 8.75%, 1/15/2008	50,000	49,250
Hexcel Corp., 9.75%, 1/15/2009	205,000	197,313
Louisiana Pacific Corp., 10.875%, 11/15/2008	160,000	178,800
Metals USA, Inc., 8.625%, 2/15/2008*	175,000	0
MMI Products, Inc., Series B, 11.25%, 4/15/2007	495,000	376,200
Omnova Solutions, Inc., 11.25%, 6/1/2010	125,000	130,000
Owens-Brockway Glass Container, 8.25%, 5/15/2013	220,000	222,200
Owens-Illinois, Inc., 7.5%, 5/15/2010	110,000	104,500
Pliant Corp.:
11.125%, 9/1/2009	310,000	319,300
13.0%, 6/1/2010	120,000	109,200
Sweetheart Cup Co., Inc., 12.0%, 7/15/2004	180,000	156,600
Texas Industries, Inc., 10.25%, 6/15/2011	520,000	520,138
Toll Corp.:
7.75%, 9/15/2007	105,000	108,675
8.0%, 5/1/2009	65,000	68,738
8.125%, 2/1/2009	50,000	52,750
8.25%, 2/1/2011	100,000	108,000
United States Steel LLC, 9.75%, 5/15/2010	220,000	217,800
US Can Corp., Series B, 12.375%, 10/1/2010	255,000	178,500
		10,433,127
Telecommunication Services 4.2%
Alamosa Delaware, Inc., 13.625%, 8/15/2011	50,000	37,750
Alamosa Holdings, Inc., Step-up Coupon, 0% to 2/15/2005, 12.875% to 2/15/2010	50,000	26,750
American Tower Corp., 9.375%, 2/1/2009	375,000	369,375
American Tower Escrow Corp., Zero Coupon, 8/1/2008	265,000	165,625
Avaya, Inc., 11.125%, 4/1/2009	290,000	316,100
Century Communications Corp.:
8.375%, 1/15/2007*	50,000	24,750
8.75%, 10/1/2007*	180,000	89,100
8.875%, 11/15/2017*	60,000	29,700
Crown Castle International Corp.:
9.375%, 8/1/2011	220,000	220,000
10.625%, 11/15/2007	365,000	385,988
DirecTV Holdings, 8.375%, 3/15/2013	95,000	105,213
Level 3 Communications, Inc., 11.0%, 3/15/2008	175,000	152,250
Nextel Communications, Inc.:
9.375%, 11/15/2009	170,000	182,325
9.5%, 2/1/2011	640,000	697,600
Nextel Partners, Inc.:
11.0%, 3/15/2010	110,000	118,250
Step-up Coupon, 0% to 2/1/2004, 14.0% to 2/1/2009	315,000	318,938
Nortel Networks Corp., 7.4%, 6/15/2006	340,000	333,200
Qwest Services Corp.:
5.625%, 11/15/2008	985,000	950,525
13.5%, 12/15/2010	720,000	819,000
14.0%, 12/15/2014	193,000	224,363
Shaw Communications, Inc., 8.25%, 4/11/2010	280,000	303,800
Sprint Capital Corp.:
6.375%, 5/1/2009	70,000	73,698
8.375%, 3/15/2012	520,000	607,064
Triton PCS, Inc.:
8.5%, 6/1/2013	205,000	205,000
11.0%, 5/1/2008	100,000	106,000
US West Communication, Inc., 7.25%, 9/15/2025	415,000	374,538
		7,236,902
Utilities 2.0%
AES Corp., 9.0%, 5/15/2015	120,000	122,400
Calpine Corp., 8.5%, 2/15/2011	650,000	442,000
CMS Energy Corp.:
7.5%, 1/15/2009	700,000	658,000
8.5%, 4/15/2011	810,000	787,725
8.9%, 7/15/2008	155,000	154,225
El Paso Production Holding Corp., 7.75%, 6/1/2013	370,000	367,225
Sonat, Inc., 7.625%, 7/15/2011	100,000	86,000
TNP Enterprises, Inc., Series B, 10.25%, 4/1/2010	365,000	348,575
Western Resources, Inc., 9.75%, 5/1/2007	520,000	570,700
		3,536,850
Total Corporate Bonds (Cost $87,613,743)		85,545,767

Foreign Bonds - US$ Denominated 63.3%
Ainsworth Lumber, 12.5%, 7/15/2007	50,000	55,500
Antenna TV SA, 9.0%, 8/1/2007	120,000	108,000
Avecia Group PLC, 11.0%, 7/1/2009	115,000	101,200
Bluewater Finance Ltd., 10.25%, 2/15/2012	370,000	373,700
British Sky Broadcasting PLC:
6.875%, 2/23/2009	345,000	379,500
8.2%, 7/15/2009	335,000	391,113
Burns, Philp & Co., Ltd.:
9.75%, 7/15/2012	360,000	347,400
10.75%, 2/15/2011	60,000	60,600
Central European Media Enterprises Ltd., 9.375%, 8/15/2004	365,000	366,825
Conproca SA de CV, 12.0%, 6/16/2010	135,000	176,850
Corp Durango SA, 13.375%, 7/15/2009*	215,000	113,950
Crown Euro Holdings SA, 10.875%, 3/1/2013	300,000	316,500
Disco SA, 9.875%, 5/15/2008	80,000	65,600
Dolphin Telecom PLC, Series B, Step-up-Coupon, 0% to 5/15/2004, 14.0% to 5/15/2009*	499,091	50
Esprit Telecom Group PLC:
10.875%, 6/15/2008*	200,000	20
11.5%, 12/15/2007*	550,000	55
Euramax International PLC, 11.25%, 10/1/2006	400,000	412,000
Fage Dairy Industry SA, 9.0%, 2/1/2007	200,000	195,000
Federative Republic of Brazil:
8.0%, 4/15/2014	3,915,884	3,485,137
8.875%, 4/15/2024	1,000,000	802,000
10.125%, 5/15/2027	1,300,000	1,149,200
11.0%, 1/11/2012	600,000	594,000
11.0%, 8/17/2040	3,200,000	2,968,000
Floating Rate Bond, LIBOR plus .875%, 2.188%, 4/15/2009	2,682,373	2,219,664
Floating Rate Bond, LIBOR plus .875%, 2.188%, 4/15/2012	3,600,000	2,646,000
Government of Ukraine, 11.0%, 3/15/2007	739,199	824,946
Grupo Elektra SA de CV, 12.0%, 4/1/2008	240,000	237,600
Innova S de R.L., 12.875%, 4/1/2007	455,000	459,550
Ivory Coast, Step-up Coupon, 2.0% to 3/31/2005, 4.0% to 3/29/2018*	4,460,000	825,100
LeGrand SA, 8.5%, 2/15/2025	170,000	168,300
Luscar Coal Ltd., 9.75%, 10/15/2011	185,000	207,200
Mexico, 9.875%, 2/1/2010	2,100,000	2,719,500
Millicom International Cellular SA, 11.0%, 6/1/2006	177,000	166,380
Ministry Finance Russia, Series V, 3.0%, 5/14/2008	1,500,000	1,380,000
Norske Skog Canada, 8.625%, 6/15/2011	180,000	184,500
Nortel Networks Corp., 6.125%, 2/15/2006	540,000	523,800
OAO Gazprom, 9.625%, 3/1/2013	390,000	441,675
Ocean Rig Norway AS, 10.25%, 6/1/2008	130,000	107,900
Petroleum Geo-Services ASA, 7.125%, 3/30/2028	140,000	79,100
Petronas Capital Ltd.:
7.0%, 5/22/2012	600,000	695,729
7.875%, 5/22/2022	3,450,000	4,107,290
PTC International Finance II SA, 11.25%, 12/1/2009	65,000	71,500
Republic of Argentina:
9.75%, 9/19/2027*	2,200,000	638,000
11.375%, 3/15/2010*	5,520,000	1,600,800
11.75%, 4/7/2009*	6,390,000	1,917,000
11.75%, 6/15/2015*	2,910,000	873,000
12.375%, 2/21/2012*	750,000	232,500
Series BGL4, 11.0%, 10/9/2006*	900,000	270,000
Series BGL5, 11.375%, 1/30/2017*	850,000	261,375
Republic of Bulgaria:
8.25%, 1/15/2015	7,590,000	9,001,740
8.25%, 1/15/2015	100,000	119,000
Republic of Colombia:
7.625%, 2/15/2007	1,850,000	1,947,125
8.625%, 4/1/2008	700,000	759,500
9.75%, 4/9/2011	1,475,879	1,664,792
10.5%, 7/9/2010	1,200,000	1,371,000
Republic of El Salvador, 8.25%, 4/10/2032	3,000,000	3,000,000
Republic of Panama, 8.875%, 9/30/2027	1,800,000	1,944,000
Republic of Philippines:
8.375%, 3/12/2009	760,000	809,400
9.875%, 1/15/2019	1,140,000	1,251,150
10.625%, 3/16/2025	200,000	231,173
10.625%, 3/16/2025	1,600,000	1,852,000
Republic of Turkey:
11.0%, 1/14/2013	2,200,000	2,262,700
11.0%, 1/14/2013	55,000	56,375
11.5%, 1/23/2012	85,000	89,463
11.875%, 1/15/2030	3,750,000	3,998,438
Republic of Venezuela:
Series DL, Floating Rate Debt Conversion Bond, LIBOR plus .875%, 2.312%, 12/18/2007	3,809,521	3,078,569
9.25%, 9/15/2027	5,870,000	4,197,050
Rhodia SA, 8.875%, 6/1/2011	50,000	50,250
Royal Caribbean Cruises Ltd., 7.25%, 3/15/2018	235,000	202,100
Russian Federation:
Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	4,900,000	4,802,000
11.0%, 7/24/2018	500,000	719,375
Russian Ministry of Finance:
Series VI, 3.0%, 5/14/2006	5,800,000	5,655,000
Series V, 3.0%, 5/14/2008	3,200,000	2,944,000
Stagecoach Holdings PLC, 8.625%, 11/15/2009	315,000	331,538
State of Qatar, 9.75%, 6/15/2030	1,600,000	2,292,000
Stena AB:
8.75%, 6/15/2007	130,000	133,792
9.625%, 12/1/2012	245,000	266,131
Stone Container Corp., 11.5%, 8/15/2006	190,000	202,350
Telus Corp., 8.0%, 6/1/2011	450,000	515,813
Tembec Industries, Inc.:
8.5%, 2/1/2011	125,000	123,750
8.625%, 6/30/2009	265,000	262,350
TFM SA de CV:
10.25%, 6/15/2007	865,000	865,000
11.75%, 6/15/2009	180,000	181,800
12.5%, 6/15/2012	195,000	209,625
Tyco International Group SA:
5.8%, 8/1/2006	980,000	989,800
6.125%, 11/1/2008	1,310,000	1,326,375
6.125%, 1/15/2009	1,140,000	1,154,250
6.375%, 10/15/2011	290,000	290,725
6.75%, 2/15/2011	185,000	189,163
United Mexican States:
4.625%, 10/8/2008	1,500,000	1,543,500
6.375%, 1/16/2013	1,130,000	1,215,880
7.5%, 4/8/2033	660,000	719,400
8.125%, 12/30/2019	2,900,000	3,371,250
Series MTN, 8.3%, 8/15/2031	200,000	236,600
Series XW, 10.375%, 2/17/2009	2,820,000	3,680,100
Value Recovery Rights*	1,000	4
Vicap SA, 11.375%, 5/15/2007	820,000	725,700
Vivendi Universal SA, 9.25%, 4/15/2010	740,000	840,825
Yell Finance BV, Step-up Coupon, 0% to 8/1/2006, 13.5% to 8/1/2011	195,000	157,463
Total Foreign Bonds - US$ Denominated (Cost $102,290,264)		110,151,993

Foreign Bonds - Non US$ Denominated 7.1%
Banque Cent de Tunisie, 6.25%, 2/20/2013 EUR	2,500,000	3,135,733
Barry Callebaut Services NV, 9.25%, 3/15/2010 EUR	90,000	111,297
Infineon Technologies AG, Series IFX, 4.25%, 2/6/2007 EUR	250,000	250,655
Ivory Coast, LIBOR plus .8125%, 2.0%, 3/29/2018* EUR	2,256,245	498,242
Pemex Project Funding Master Trust, 6.625%, 4/4/2010 EUR	700,000	872,653
Prosieben Media AG, 11.25%, 7/31/2009 EUR	155,000	175,249
Republic of Argentina:
EURIBOR plus 5.1%, 7.628%, 12/22/2004* EUR	1,700,000	572,530
Series FEB, 8.0%, 2/26/2008* EUR	1,160,000	399,610
9.0%, 5/24/2005* EUR	470,000	167,741
Romania:
8.5%, 5/8/2012 EUR	2,130,000	2,903,712
10.625%, 6/27/2008 EUR	760,000	1,092,009
Royal Numico NV:
1.5%, 9/22/2004 EUR	100,000	119,542
4.25%, 6/26/2005 EUR	130,000	135,500
Ukraine Government, 10.0%, 3/15/2007 EUR	1,493,340	1,899,483
Total Foreign Bonds - Non US$ Denominated (Cost $10,599,790)		12,333,956

Convertible Bonds 0.7%
Aether Systems, 6.0%, 3/22/2005	195,000	182,813
Charming Shoppes, Inc., 4.75%, 6/1/2012	50,000	44,565
DIMON, Inc., 6.25%, 3/31/2007	250,000	232,500
Nortel Networks Corp., 4.25%, 9/1/2008	245,000	211,190
Millicom International Cellular SA, 2.0%, 6/1/2006	455	871
Parker Drilling Co., 5.5%, 8/1/2004	500,000	480,000
Total Convertible Bonds (Cost $1,115,078)		1,151,939
US Treasury Obligations 1.5%
US Treasury Bond:
5.375%, 2/15/2031	310,000	360,181
10.375%, 11/15/2009	500,000	564,824
12.0%, 8/15/2013	1,000,000	1,469,336
US Treasury STRIPS, Principal Only, 3.595%***, 5/15/2013	310,000	214,805
Total US Treasury Obligations (Cost $2,567,675)		2,609,146

	Units	Value ($)

Other 0.0%
SpinCycle, Inc.*	13,881	45,113
SpinCycle, Inc. "F"*	97	5
Total Other (Cost $33,925)		45,118

	Shares	Value ($)

Common Stocks 0.1%
AMF Bowling Worldwide, Inc.*	1,806	45,150
Catalina Restaurant Group, Inc.*	1,474	2,358
ICG Communications, Inc.*	3,481	13,924
ICG Communications, Inc.*	1,056	11
IMPSAT Fiber Networks, Inc.*	7,638	8,784
MEDIQ, Inc.*	184	799
National Vision, Inc.*	42,395	16,958
The Manitowoc Co., Inc.	769	15,688
XO Communications, Inc.*	711	4,110
Total Common Stocks (Cost $2,078,537)		107,782

Warrants 0.0%
American Tower Corp.*	265	29,813
DeCrane Aircraft Holdings, Inc.*	350	4
Destia Communications, Inc.*	370	0
Empire Gas Corp.*	552	0
ICG Communications, Inc.*	564	5
KMC Telecom Holdings, Inc.*	650	0
Mariner Health Care, Inc.*	1,634	9
Republic Technologies International LLC*	730	7
XO Communications, Inc.*	1,424	1,424
XO Communications, Inc. "C"*	1,068	534
XO Communications, Inc. "B"*	1,068	801
Waxman Industries, Inc.*	12,154	122
Total Warrants (Cost $1,486,776)		32,719

Preferred Stocks 0.4%
Paxson Communications Corp.	25	236,875
Sinclair Capital	3,600	374,400
TNP Enterprises, Inc.*	736	52,274
Total Preferred Stocks (Cost $652,575)		663,549

Convertible Preferred Stocks 0.1%
Hercules Trust II	165	107,103
Lucent Technologies, Inc.	100	103,375
World Access, Inc. "D"*	215	0
Total Convertible Preferred Stocks (Cost $508,921)		210,478

Cash Equivalents 2.6%
Scudder Cash Management QP Trust, 1.32% (b) (Cost $4,603,279)	4,603,279	4,603,279

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $213,550,563) (a)	125.0	217,455,726
Other Assets and Liabilities, Net	1.2	1,998,426
Notes payable	(26.2)	(45,500,000)
Net Assets	100.0	173,954,152

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
** These securities are shown at their current rate as of May 31, 2003.
*** Bond equivalent yield to maturity; not a coupon rate.
(a) The cost for federal income tax purposes was $213,808,490. At May 31, 2003, net unrealized appreciation for all securities based on tax cost was $3,647,236. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,298,186 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,650,950.
(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Principal amount stated in US dollars unless otherwise noted.
Currency Abbreviations
EUR	Euro

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of May 31, 2003 (Unaudited)
Assets
Investments in securities, at value (cost $208,947,284)	$ 212,852,447
Investment in Scudder Cash Management QP Trust (cost $4,603,279)	4,603,279
Cash	35,375
Foreign currency, at value (cost $175,365)	180,118
Receivable for investments sold	2,634,595
Dividends receivable	10,462
Interest receivable	4,214,625
Unrealized appreciation on forward currency exchange contracts	263,209
Other assets	123,694
Total assets	224,917,804
Liabilities
Notes payable	45,500,000
Payable for investments purchased	3,999,193
Interest payable on notes	78,004
Distributions payable to shareholders	85,830
Unrealized depreciation on forward currency exchange contracts	1,067,575
Accrued management fee	125,306
Other accrued expenses and payables	107,744
Total liabilities	50,963,652
Net assets, at value	$ 173,954,152
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(570,483)
Net unrealized appreciation (depreciation) on: Investments	3,905,163
Foreign currency related transactions	(790,348)
Accumulated net realized gain (loss)	(49,558,320)
Paid-in capital	220,968,140
Net assets, at value	$ 173,954,152
Net Asset Value
Net Asset Value per share ($173,954,152 / 20,412,470 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.52

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended May 31, 2003 (Unaudited)
Investment Income
Income: Interest	$ 8,716,185
Interest - Scudder Cash Management QP Trust	44,439
Dividends	26,519
Total Income	8,787,143
Expenses: Management fee	678,664
Services to shareholders	11,110
Custodian fees	29,361
Auditing	21,803
Legal	45,708
Trustees' fees and expenses	5,521
Reports to shareholders	42,663
Interest expense	363,278
Other	45,556
Total expenses	1,243,664
Net investment income	7,543,479
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,186,132)
Foreign currency related transactions	(919,617)
(2,105,749)
Net unrealized appreciation (depreciation) during the period on: Investments	23,939,631
Foreign currency related transactions	(887,021)
23,052,610
Net gain (loss) on investment transactions	20,946,861
Net increase (decrease) in net assets resulting from operations	$ 28,490,340

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2003 (Unaudited)	Year Ended November 30, 2002
Operations: Net investment income	$ 7,543,479	$ 16,423,179
Net realized gain (loss) on investment transactions	(2,105,749)	(17,050,584)
Net unrealized appreciation (depreciation) during the period on investment transactions	23,052,610	7,144,799
Net increase (decrease) in net assets resulting from operations	28,490,340	6,517,394
Distributions to shareholders from: Net investment income	(8,011,228)	(16,127,007)
Return of capital	-	(937,595)
Fund share transactions: Reinvestment of distributions	361,177	850,147
Net Increase (decrease) in net assets from fund share transactions	361,177	850,147
Increase (decrease) in net assets	20,840,289	(9,697,061)
Net assets at beginning of period	153,113,863	162,810,924
Net assets at end of period (including accumulated distributions in excess of net investment income of $570,483 and $102,734, respectively)	$ 173,954,152	$ 153,113,863
Other Information
Shares outstanding at beginning of period	20,365,909	20,258,342
Shares issued to shareholders in reinvestment of distributions	46,561	107,567
Shares outstanding at end of period	20,412,470	20,365,909

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended May 31, 2003 (Unaudited)
Cash Flows from Operating Activities:
Investment income received	$ 8,230,915
Payment of operating expenses	(888,412)
Payment of interest expense	(479,861)
Proceeds from sales and maturities of investments	210,568,214
Purchases of investments	(214,168,851)
Net purchases and maturities of short-term investments	(3,449,072)
Cash used by operating activities	$ (187,067)
Cash Flows from Financing Activities:
Net increase (decrease) in notes payable	$ 7,500,000
Distributions paid (net of reinvestment of distributions)	(7,564,221)
Cash used by financing activities	(64,221)
Decrease in cash	(251,288)
Cash at beginning of period*	466,781
Cash at end of period*	$ 215,493
Reconciliation of Net Increase (Decrease) in Net Assets Resulting from Operations to Cash Used by Operating Activities:
Net increase in net assets resulting from operations	$ 28,490,340
Net increase in cost of investments	(9,467,075)
Net increase in unrealized appreciation (depreciation) on investments	(23,939,631)
Increase in dividends and interest receivable	(10,989)
Decrease in other net assets	28,535
Decrease in receivable for investments sold	3,381,631
Increase in payable for investments purchased	572,945
Increase in unrealized appreciation/depreciation on forward currency exchange contracts	881,786
Decrease in interest payable on notes	(116,583)
Decrease in other accrued expenses and payables	(8,026)
Cash used by operating activities	$ (187,067)
Non-cash financing activities
Reinvestment of distributions	$ 361,177

* Includes foreign currency

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended November 30,	2003[a]	2002[b]	2001	2000	1999	1998
Selected Per Share Data
Net asset value, beginning of period	$ 7.52	$ 8.04	$ 8.27	$ 9.72	$ 10.42	$ 10.83
Income (loss) from investment operations:
Net investment income	.37[c]	.81[c]	.89[c]	1.01[c]	1.02[c]	.88
Net realized and unrealized gain (loss) on investment transactions	1.02	(.49)	(.05)	(1.43)	(.86)	(.48)
Total from investment operations	1.39	.32	.84	(.42)	.16	.40
Less distributions from: Net investment income	(.39)	(.80)	(1.07)	(1.03)	(.86)	(.81)
Return of capital	-	(.04)	-	-	-	-
Total Distributions	(.39)	(.84)	(1.07)	(1.03)	(.86)	(.81)
Net asset value, end of period	$ 8.52	$ 7.52	$ 8.04	$ 8.27	$ 9.72	$ 10.42
Market value, end of period	$ 8.74	$ 7.33	$ 8.52	$ 8.06	$ 8.31	$ 9.25
Total Return
Based on net asset value (%)[d]	19.14**	4.17	10.21	(3.86)	2.48	3.77
Based on market value (%)[d]	25.39**	(4.18)	19.80	9.60	(1.27)	(5.46)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	174	153	163	166	195	209
Ratio of expenses (%)	1.56*	1.66	2.08	2.20	1.65	.98
Ratio of expenses excluding interest expense (%)	1.10*	1.09	1.04	1.03	1.09	.98
Ratio of net investment income (%)	9.45*	10.45	10.80	10.90	10.16	8.25
Portfolio turnover rate (%)	216*	117	31	26	51	118
Total debt outstanding end of period ($ thousands)	45,500	38,000	30,000	30,000	30,000	-
Asset coverage per $1,000 of debt	4,823	5,029	6,427	6,541	7,510	-
[a] For the six months ended May 31, 2003 (Unaudited).
[b] As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 10.66% to 10.45%. Per share data and ratios for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure includes reinvestments of dividends. These figures will differ depending upon the level of any discount or premium to net asset value at which the Fund's shares trade during the period.
* Annualized ** Not Annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Multi-Market Income Trust (the ``Fund'') is registered under the Investment Company Act of 1940, as amended (the ``1940 Act''), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security it traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At November 30, 2002, the Fund had a net tax basis capital loss carryforward of approximately $45,656,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2003 ($5,253,000), November 30, 2006 ($746,000), November 30, 2007 ($2,251,000), November 30, 2008 ($7,175,000), November 30, 2009 ($13,990,000) and November 30, 2010 ($16,241,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through November 30, 2002, the Fund incurred approximately $750,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending November 30, 2003.

Distribution of Income and Gains. All of the net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At November 30, 2002, the Fund's components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Undistributed ordinary income*	$ -
Undistributed net long-term capital gains	$ -
Capital loss carryforwards	$ (45,656,000)
Net unrealized appreciation (depreciation) on investments	$ (21,084,927)

In addition, during the year ended November 30, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

Distributions from ordinary income*	$ 16,127,007
Distributions from return of capital	$ 937,595

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information of financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position in its custodian bank at May 31, 2003. Significant non-cash activity from market discount accretion and premium amortization has been excluded from the Statement of Cash Flows.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities bought in default.

Other Considerations. The Fund invests a substantial portion of its assets in high yield bonds. These bonds ordinarily are in the lower rating categories of recognized rating agencies or are non-rated, and thus involve more risk than higher rated bonds.

B. Purchases and Sales of Securities

During the six months ended May 31, 2003, purchases and sales of investment securities (excluding short-term investments and US Treasury securities) aggregated $207,714,144 and $203,417,126, respectively. Purchase and sales of US Treasury securities aggregated $7,027,652 and $4,654,469, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.85% of average weekly net assets.

Deutsche Asset Management Investment Services Limited ("DeAMIS"), an affiliate of the Advisor, serves as sub-advisor to the Fund with respect to a portion of the Fund's portfolio that is allocated to it by the Advisor for management. The Advisor compensates DeAMIS out of the management fee it receives from the Fund.

Service Provider Fees. Scudder Investments Service Company (``SISC''), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Effective January 15, 2003, pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. The amount charged to the Fund by SISC aggregated $11,110, of which $4,526 is unpaid at May 31, 2003.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the ``QP Trust''), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Borrowings

The notes payable represents a secured loan of $45,500,000 from Barton Capital Corporation at May 31, 2003. The note bears interest at the commercial paper rate plus dealer fees (1.50% at May 31, 2003) which is payable at maturity. A commitment fee is charged to the Fund and is included with interest expense on the Statement of Operations. An arrangement fee incurred by the Fund in connection with its loan was deferred and is being amortized on a straight-line basis over a three year period. The loan amounts and rates are reset periodically under a credit facility obtained by the Fund in an amount not to exceed $60,000,000 at any one time and which is renewable annually until May 28, 2005.

The weighted average outstanding daily balance of all loans (based on the number of days the loans were outstanding) during the six months ended May 31, 2003 was approximately $39,343,407 with a weighted average interest rate of 1.76%.

E. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended May 31, 2003, there were no custodian credits earned.

F. Investing in Emerging Markets.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements and their prices more volatile than those of comparable securities in the United States of America.

G. Forward Foreign Currency Commitments

As of May 31, 2003, the Fund had the following open forward currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized Appreciation
USD	11,734	EUR	10,716	6/13/2003	$ 883
USD	1,416,673	EUR	1,246,000	7/31/2003	48,298
USD	2,070,160	EUR	1,808,000	8/8/2003	55,109
USD	697,828	EUR	610,000	7/31/2003	19,373
USD	104,652	EUR	90,522	6/27/2003	1,885
ZAR	16,000,000	USD	2,068,520	8/14/2003	137,131
ZAR	15,000	USD	1,848	8/14/2003	37
EUR	51,033	USD	60,321	6/27/2003	259
EUR	23,183	USD	27,518	6/27/2003	234
					$ 263,209

Contracts to Deliver		In Exchange For		Settlement Date	Net Unrealized (Depreciation)
USD	2,726,190	EUR	2,300,000	7/31/2003	$ (21,990)
EUR	161,684	USD	177,428	6/13/2003	(12,940)
EUR	57,372	USD	61,158	6/13/2003	(6,391)
EUR	115,447	USD	125,649	6/13/2003	(10,280)
EUR	11,549,000	USD	12,680,802	7/31/2003	(897,811)
USD	333,500	EUR	366,983	7/31/2003	(25,126)
EUR	130,880	USD	145,984	7/31/2003	(7,897)
EUR	176,469	USD	201,996	6/13/2003	(5,780)
EUR	2,461,000	USD	2,864,422	7/31/2003	(29,072)
EUR	90,522	USD	104,652	6/27/2003	(1,885)
EUR	555,000	USD	647,890	7/31/2003	(4,645)
EUR	86,211	USD	99,668	6/27/2003	(1,795)
EUR	97,591	USD	113,986	6/27/2003	(870)
EUR	50,957	USD	59,916	6/27/2003	(57)
USD	1,974,236	ZAR	16,015,00	8/14/2003	(41,036)
					$ (1,067,575)

Currency Abbreviations
EUR	Euro	USD	United States Dollar	ZAR	South African Rand

Shareholder Meeting Results

A Special Meeting of Shareholders of Scudder Multi-Market Income Trust (the "fund") was held on May 29, 2003, at the office of Deutsche Investment Management Americas Inc., Two International Place, Boston, Massachusetts. At the meeting, the following matters were voted upon by the shareholders:

1. To elect eleven Trustees to the Board of Trustees of the fund.

	Number of Votes:
	For	Withheld
John W. Ballantine	17,448,135	207,925
Lewis A. Burnham	17,448,135	207,925
Donald L. Dunaway	17,448,135	207,925
James R. Edgar	17,448,135	207,925
Paul K. Freeman	17,448,135	207,925
Richard T. Hale	17,448,135	207,925
Robert B. Hoffman	17,448,135	207,925
Shirley D. Peterson	17,448,135	207,925
Fred B. Renwick	17,448,135	207,925
William P. Sommers	17,448,135	207,925
John G. Weithers	17,448,135	207,925

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund for the current fiscal year.

Affirmative	Against	Abstain
17,463,835	106,248	85,977

Dividend Reinvestment Plan

A. Participation

We invite you to review the description of the Dividend Reinvestment Plan (the ``Plan'') which is available to you as a shareholder of Scudder Multi-Market Income Trust (the ``Fund''). If you wish to participate and your shares are held in your own name, simply contact Scudder Investments Service Company, whose address and phone number are provided in Paragraph E for the appropriate form. If your shares are held in the name of a brokerage firm, bank, or other nominee, you must instruct that nominee to re-register your shares in your name so that you may participate in the Plan, unless your nominee has made the Plan available on shares held by them. Shareholders who so elect will be deemed to have appointed UMB Bank, N.A. ("United Missouri Bank" or "UMB") as their agent and as agent for the Fund under the Plan.

B. Dividend Investment Account

The Fund's transfer agent and dividend disbursing agent or its delegate (the ``Transfer Agent'') will establish a Dividend Investment Account (the ``Account'') for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant funds it receives from the following sources: (a) cash dividends and capital gains distributions paid on shares of beneficial interest (the ``Shares'') of the Fund registered in the participant's name on the books of the Fund; and (b) cash dividends and capital gains distributions paid on Shares registered in the name of the Transfer Agent but credited to the participant's Account. Sources described in clauses (a) and (b) of the preceding sentence are hereinafter called ``Distributions.''

C. Investment of Distribution Funds held in each account

If on the record date for a Distribution (the ``Record Date''), Shares are trading at a discount from net asset value per Share (according to the evaluation most recently made on Shares of the Fund), funds credited to a participant's Account will be used to purchase Shares (the ``Purchase''). UMB will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date (``Payment Date'' as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that UMB is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to UMB Shares valued at net asset value per Share (according to the evaluation most recently made on Shares of the Fund) in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date, Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' accounts.

D. Voluntary Cash Contributions

A participant may from time to time make voluntary cash contributions to his Account by sending to Transfer Agent a check or money order, payable to Transfer Agent, in a minimum amount of $100 with appropriate accompanying instructions. (No more than $500 may be contributed per month.) Transfer Agent will inform UMB of the total funds available for the purchase of Shares and UMB will use the funds to purchase additional Shares for the participant's Account the earlier of: (a) when it next purchases Shares as a result of a Distribution or (b) on or shortly after the first day of each month and in no event more than 30 days after such date except when temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities laws. Cash contributions received more than fifteen calendar days or less than five calendar days prior to a Payment Date will be returned uninvested. Interest will not be paid on any uninvested cash contributions. Participants making voluntary cash investments will be charged a $.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions.

E. Additional Information

Address all notices, correspondence, questions, or other communication regarding the Plan, or if you would like a copy of the Plan, to:

Scudder Investments Service Company
P.O. Box 219066
Kansas City, Missouri 64121-9066
1-800-294-4366

F. Adjustment of Purchase Price

The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

G. Determination of Purchase Price

The cost of Shares and fractional Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions as described in Paragraph G hereof, of the Shares acquired by UMB in connection with that Purchase. Shareholders will receive a confirmation showing the average cost and number of Shares acquired as soon as practicable after the Transfer Agent has received or UMB has purchased Shares. The Transfer Agent may mingle the cash in a participant's account with similar funds of other participants of the Fund for whom UMB acts as agent under the Plan.

H. Brokerage Charges

There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to UMB's open market purchases in connection with the reinvestment of Distributions. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as UMB will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

I. Service Charges

There is no service charge by the Transfer Agent or UMB to shareholders who participate in the Plan other than service charges specified in Paragraphs D and M hereof. However, the Fund reserves the right to amend the Plan in the future to include a service charge.

J. Transfer of Shares Held by Agent

The Transfer Agent will maintain the participant's Account, hold the additional Shares acquired through the Plan in safekeeping and furnish the participant with written confirmation of all transactions in the Account. Shares in the Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

K. Shares Not Held in Shareholder's Name

Beneficial owners of Shares which are held in the name of a broker or nominee will not be automatically included in the Plan and will receive all distributions in cash. Such shareholders should contact the broker or nominee in whose name their Shares are held to determine whether and how they may participate in the Plan.

L. Amendments

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The amendment shall be deemed to be accepted by each participant unless, prior to the effective date thereof, the Transfer Agent receives notice of the termination of such participant's account under the Plan in accordance with the terms hereof. The Plan may be terminated by the Fund.

M. Withdrawal from Plan

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. If the proceeds are $100,000 or less and the proceeds are to be payable to the shareholder of record and mailed to the address of record, a signature guarantee normally will not be required for notices by individual account owners (including joint account owners), otherwise a signature guarantee will be required. In addition, if the certificate is to be sent to anyone other than the registered owner(s) at the address of record, a signature guarantee will be required on the notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated in accordance with Paragraph L hereof, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or if a Participant so desires, the Transfer Agent will notify UMB to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

N. Tax Implications

Shareholders will receive tax information annually for personal records and to assist in preparation of their Federal income tax returns. If Shares are purchased at a discount, the amount of the discount is considered taxable income and is added to the cost basis of the purchased shares.

Additional Information

Automated Information Lines	Scudder Closed-End Fund Info Line (800) 349-4281
Web Site	www.scudder.com or visit our Direct Link: CEF.Scudder.com (Do not use www.) Obtain monthly fact sheets, financial reports, press releases and webcasts when available.
Written correspondence	Deutsche Investment Management Americas Inc. 222 South Riverside Chicago, IL 60606
Legal Counsel	Vedder, Price, Kaufman & Kammholz 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	UMB Bank P.O. Box 410064 Kansas City, MO 64141-0064
Shareholder Service Agent	Scudder Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian and Transfer Agent	State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110
Independent Auditors	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KMM
CUSIP Number	81118Q101

Privacy Statement

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

July 2002

ITEM 2.         CODE OF ETHICS.

                        Not currently applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not currently applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not currently applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIERS AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the
Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the six month period ended May 31, 2003, management identified an issue related to a different registrant within the Scudder fund complex.
Management discussed the issue with the Registrant's Audit Committee and auditors and instituted additional procedures to enhance its internal controls over financial reporting.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Multi-Market Income Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Multi-Market Income Trust

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               July 25, 2003
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               July 25, 2003
                                    ---------------------------